Other Long-term Assets - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Beginning balance	¥ 2,166,486,000	¥ 595,280,000
Additions		1,571,206,000
Disposal	(311,092,000)
Ending balance	1,855,394,000	2,166,486,000
Impairment charges	¥ 0	¥ 0